Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments
Financial Instruments
29.	Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2021 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair values	5,886,911	5,886,911	—	—
Short-term investments	12,281,548	—	12,281,548	—
Investments accounted for at fair values	194,280	—	—	194,280
Total	18,362,739	5,886,911	12,281,548	194,280

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2022 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair values	2,567,268	2,567,268	—	—
Short-term investments	7,622,673	—	7,622,673	—
Investments accounted for at fair values	246,073	—	—	246,073
Total	10,436,014	2,567,268	7,622,673	246,073

The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy. As of December 31, 2021 and 2022, certain equity investments without determinable fair value (Note 11) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value, with impairment charges of RMB19.2 million and RMB85.2 million incurred and recorded in earnings for the years then ended.